Restructuring and Asset Impairment - Actions and Related Expenses by Type Incurred and Estimated for Given Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2013 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 18,821
Estimated total cost	20,671
2012 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	2,337	24,681
Total incurred to date	27,018
Estimated total cost	27,368
2011 and Earlier Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	3,880	8,177	36,826
Severance and Termination Benefits [Member] | 2013 Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	4,910
Estimated total cost	5,610
Severance and Termination Benefits [Member] | 2013 Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	1,404
Estimated total cost	1,654
Severance and Termination Benefits [Member] | 2013 Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	3,347
Estimated total cost	3,397
Severance and Termination Benefits [Member] | 2013 Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	216
Estimated total cost	216
Severance and Termination Benefits [Member] | 2012 Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	239	2,571
Total incurred to date	2,810
Estimated total cost	2,810
Severance and Termination Benefits [Member] | 2012 Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	(3)	1,897
Total incurred to date	1,894
Estimated total cost	1,894
Severance and Termination Benefits [Member] | 2012 Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	384	10,329
Total incurred to date	10,713
Estimated total cost	10,713
Severance and Termination Benefits [Member] | 2012 Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	67	999
Total incurred to date	1,066
Estimated total cost	1,066
Severance and Termination Benefits [Member] | 2012 Actions [Member] | Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	0	297
Total incurred to date	297
Estimated total cost	297
Severance and Termination Benefits [Member] | 2011 and Earlier Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	17	3,348	7,144
Severance and Termination Benefits [Member] | 2011 and Earlier Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge		346	842
Severance and Termination Benefits [Member] | 2011 and Earlier Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	474	331	9,673
Severance and Termination Benefits [Member] | 2011 and Earlier Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge		280	1,109
Severance and Termination Benefits [Member] | 2011 and Earlier Actions [Member] | Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge		0	11
Asset Impairment / Disposal of Assets [Member] | 2013 Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	5,926
Estimated total cost	5,926
Asset Impairment / Disposal of Assets [Member] | 2013 Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	165
Estimated total cost	165
Asset Impairment / Disposal of Assets [Member] | 2013 Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	492
Estimated total cost	492
Asset Impairment / Disposal of Assets [Member] | 2013 Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	662
Estimated total cost	662
Asset Impairment / Disposal of Assets [Member] | 2012 Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	154	2,921
Total incurred to date	3,075
Estimated total cost	3,075
Asset Impairment / Disposal of Assets [Member] | 2012 Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	0	0
Total incurred to date	0
Estimated total cost	0
Asset Impairment / Disposal of Assets [Member] | 2012 Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	352	2,404
Total incurred to date	2,756
Estimated total cost	2,756
Asset Impairment / Disposal of Assets [Member] | 2012 Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	(28)	161
Total incurred to date	133
Estimated total cost	133
Asset Impairment / Disposal of Assets [Member] | 2011 and Earlier Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	(438)	(3,586)	10,202
Asset Impairment / Disposal of Assets [Member] | 2011 and Earlier Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	0	(791)	3,057
Asset Impairment / Disposal of Assets [Member] | 2011 and Earlier Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	(451)	(1,735)	(807)
Asset Impairment / Disposal of Assets [Member] | 2011 and Earlier Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	589	0	65
Other Costs [Member] | 2013 Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	1,021
Estimated total cost	1,471
Other Costs [Member] | 2013 Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	97
Estimated total cost	297
Other Costs [Member] | 2013 Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	447
Estimated total cost	547
Other Costs [Member] | 2013 Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	134
Estimated total cost	234
Other Costs [Member] | 2012 Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	191	861
Total incurred to date	1,052
Estimated total cost	1,202
Other Costs [Member] | 2012 Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	249	355
Total incurred to date	604
Estimated total cost	604
Other Costs [Member] | 2012 Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	722	1,294
Total incurred to date	2,016
Estimated total cost	2,216
Other Costs [Member] | 2012 Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	(24)	592
Total incurred to date	568
Estimated total cost	568
Other Costs [Member] | 2012 Actions [Member] | Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	34	0
Total incurred to date	34
Estimated total cost	34
Other Costs [Member] | 2011 and Earlier Actions [Member] | Consumer Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	2,183	4,081	1,869
Other Costs [Member] | 2011 and Earlier Actions [Member] | Display and Packaging [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge		827	677
Other Costs [Member] | 2011 and Earlier Actions [Member] | Paper And Industrial Converted Products [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	1,266	4,316	2,404
Other Costs [Member] | 2011 and Earlier Actions [Member] | Protective Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 240	$ 760	$ 580